INVESTMENTS IN PORTFOLIO FUNDS	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN PORTFOLIO FUNDS
INVESTMENTS IN PORTFOLIO FUNDS

2.              INVESTMENTS IN PORTFOLIO FUNDS

The five Portfolio Funds in which the Partnership is invested in as of December 31, 2013 and December 31, 2012 are: Aspect FuturesAccess LLC (“Aspect”) (formerly ML Aspect FuturesAccess LLC), ML BlueTrend FuturesAccess LLC (“BlueTrend”), Man AHL FuturesAccess LLC (“Man AHL”), ML Transtrend DTP Enhanced FuturesAccess LLC (“Transtrend”) and ML Winton FuturesAccess LLC (“Winton”). The strategy of these Portfolio Funds is to be trend followers. MLAI may, in its discretion, change Portfolio Funds at any time. MLAI may vary the percentage of the Partnership’s total portfolio allocated to the different Portfolio Funds at MLAI’s discretion. There is no pre-established range for the minimum and maximum allocations that may be made to any individual Portfolio Funds.

The investment transactions were accounted for on trade date. The investments in the Portfolio Funds were valued at fair value and are reflected in the Statements of Financial Condition. In determining fair value, MLAI utilized the net asset value of the underlying Portfolio Funds which approximates fair value. The fair value was net of all fees relating to the Portfolio Funds, paid or accrued. Additionally, MLAI monitored the performance of the Portfolio Funds. Such monitoring procedures included, but were not limited to: monitoring market movements in Portfolio Funds’ investments, comparing performance to industry benchmarks, and conference calls and site visits with the respective Portfolio Funds’ trading advisors (“Trading Advisors”).

At December 31, 2013, investments in Portfolio Funds at fair value are as follows:

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/13	Management Fee	Performance Fee	Redemptions Permitted
Winton	$14,111,527	19.90%	$1,442,581	$8,874,714	$(299,925)	$(106,090)	Semi -Monthly
Aspect	14,111,527	19.90%	(773,505)	11,713,792	(297,276)	—	Semi -Monthly
Transtrend	14,111,528	19.90%	(110,517)	11,386,931	(198,537)	—	Semi -Monthly
Bluetrend	14,111,529	19.90%	(1,753,279)	13,569,670	(197,702)	(36,727)	Monthly
Man	14,111,528	19.90%	(1,561,906)	17,267,605	(197,289)	—	Monthly

Total Investment in Portfolio Funds at fair value	$70,557,639	99.50%	$(2,756,626)	$62,812,712	$(1,190,729)	$(142,817)

At December 31, 2012, investments in Portfolio Funds at fair value are as follows:

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/12	Management Fee	Performance Fee	Redemptions Permitted
Winton	$23,677,969	19.94%	$(1,252,467)	$15,896,089	$(447,194)	$(519)	Semi -Monthly
Aspect	23,677,968	19.94%	(2,759,516)	18,338,732	(446,670)	(15,340)	Semi -Monthly
Transtrend	23,677,970	19.94%	421,627	18,172,896	(300,227)	(37,953)	Semi -Monthly
Bluetrend	23,677,970	19.94%	60,564	20,519,264	(299,709)	(57,205)	Monthly
Man	23,677,968	19.94%	(2,228,170)	26,571,980	(297,337)	—	Monthly

Total Investment in Portfolio Funds at fair value	$118,389,845	99.70%	$(5,757,962)	$99,498,961	$(1,791,137)	$(111,017)

There are no investments held by the Portfolio Funds that in the aggregate exceed 5% of the Fund’s Limited Partners’ capital. These investments are recorded at fair value. In accordance with Regulation S-X, a prescribed regulation by the Securities and Exchange Commission, there are specific formats and contents of financial reports. The following is summarized financial information for each of the significant Portfolio Funds:

	As of December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Winton	$1,006,017,501	$27,668,096	$978,349,405
Aspect	178,880,965	10,499,050	168,381,915
Transtrend	97,528,185	11,196,695	86,331,490
Bluetrend	128,712,857	14,876,861	113,835,996
Man	21,737,588	3,564,036	18,173,552

Total	$1,432,877,096	$67,804,738	$1,365,072,358

	As of December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Winton	$1,111,588,919	$19,201,742	$1,092,387,177
Aspect	279,441,442	7,200,449	272,240,993
Transtrend	154,050,850	4,998,418	149,052,432
Bluetrend	177,358,085	7,053,649	170,304,436
Man	35,278,824	1,853,473	33,425,351

Total	$1,757,718,120	$40,307,731	$1,717,410,389

	For the year ended December 31, 2013
	Income (Loss)	Commissions	Other	Net Income (Loss)
Winton	$1,913,124	$(24,438)	$(446,105)	$1,442,581
Aspect	(338,384)	(70,699)	(364,422)	(773,505)
Transtrend	303,764	(128,364)	(285,917)	(110,517)
Bluetrend	(1,357,923)	(101,561)	(293,795)	(1,753,279)
Man	(853,846)	(253,211)	(454,849)	(1,561,906)

Total	$(333,265)	$(578,273)	$(1,845,088)	$(2,756,626)

	For the year ended December 31, 2012
	Income (Loss)	Commissions	Other	Net Income (Loss)
Winton	$(708,457)	$(42,615)	$(501,395)	$(1,252,467)
Aspect	(2,124,961)	(81,394)	(553,161)	(2,759,516)
Transtrend	1,040,892	(177,306)	(441,959)	421,627
Bluetrend	612,132	(119,252)	(432,316)	60,564
Man	(1,589,963)	(104,321)	(533,886)	(2,228,170)

Total	$(2,770,357)	$(524,888)	$(2,462,717)	$(5,757,962)